Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	15.70%	10.00%	15.30%
Provisions	£ 817	£ 858
Estimated future annual increase in tax charge, Pillar Two	20
Current tax relating to items credited directly to equity	13	(1)
Deferred tax assets	3,888	4,583
Deferred tax liabilities	3	0
Unused tax credits for which no deferred tax asset recognised	381	323
Temporary differences associated with investments in related entities for which deferred tax liabilities have not been recognised	870	852
Legal, competition and regulatory matters
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provisions	59	113
HMRC assessments concerning UK Corporation Tax | Legal, competition and regulatory matters
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Damages sought	215
Provisions	106
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,577	5,514
Deferred tax liabilities	1,145	1,545
Within five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	79	149
Within six to ten years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	13	401
Within eleven to twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	10,504	10,393
Indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	10,777	11,320
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	21,373	22,263
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	527	111
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,657	3,661
US Intermediate Holding Company Tax Group ('IHC Tax Group')
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	973	1,094
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	35	21
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	387	434
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Loss in current or prior year expected to expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	386	482
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provisions	477	592
Deferred tax assets	2,509	3,114
Deferred tax liabilities	2	0
UK Tax Group | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,054	2,557
UK Tax Group | Unused tax losses | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,241	1,237
Other subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	475	450
Other subsidiaries | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	147	90
Other subsidiaries | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 20	£ 33